Transfer of financial assets, assets pledged and received as collateral (Tables)	12 Months Ended
Dec. 31, 2020
Transfer of financial assets, assets pledged and received as collateral [abstract]
Summary of assets not freely disposable
Financial assets pledged as collateral
	2020	2019
Banks
– Cash and balances with central banks	1,377	1,382
– Loans and advances to banks	3,833	6,337
Financial assets at fair value through profit or loss	14,772	16,350
Financial assets at fair value through OCI	2,377	440
Securities at amortised cost	7,023	1,118
Loans and advances to customers	115,194	75,755
Other assets	761	908
	145,338	102,290

Schedule of financial assets received as collateral
Financial assets received as collateral
	2020	2019
Total received collateral available for sale or repledge at fair value
– equity securities	20,018	17,919
– debt securities	79,670	94,772

of which sold or repledged at fair value
– equity securities	16,365	15,654
– debt securities	60,384	67,194

Schedule of transfer of financial assets not qualifying for derecognition
Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
	2020	2019	2020	2019	2020	2019	2020	2019
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	3,151	2,542		1,974	2,078	1,682	8,619	9,538
Financial assets at fair value through other comprehensive income			56	193			2,120	6
Loans and advances to customers
Securities at amortised cost			470	195			6,281	734

Associated liabilities at carrying amount[1]
Deposits from banks	n/a	n/a	n/a	n/a	0	0	0	0
Customer deposits	n/a	n/a	n/a	n/a	0	0	0	0
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	2,018	1,619	4,190	3,805

1 The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.